Consolidated Statements of Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Online game	$ 395,708	$ 636,846	$ 652,008
Online advertising	39,409	57,832	58,963
Cinema advertising	68,542	42,573	21,938
IVAS	21,726	24,385	22,357
Total revenues	525,385	761,636	755,266
Cost of revenues:
Online game	96,171	156,318	142,549
Online advertising	10,104	11,565	14,838
Cinema advertising	45,959	29,231	21,490
IVAS	13,576	19,647	22,985
Total cost of revenues	165,810	216,761	201,862
Gross profit	359,575	544,875	553,404
Operating expenses:
Product development	121,619	170,605	194,113
Sales and marketing (including transactions with related parties of $10,401, $2,651 and $1039, respectively)	56,543	92,355	241,307
General and administrative	50,560	80,269	107,451
Goodwill impairment and impairment of intangible assets acquired as part of acquisition of a business	0	40,324	52,282
Total operating expenses	228,722	383,553	595,153
Operating profit/(loss)	130,853	161,322	(41,749)
Interest income (including transactions with related parties of $nil, $5,360 and $11,250, respectively)	21,490	23,777	26,091
Foreign currency exchange gain/(loss)	5,108	2,954	(668)
Interest expense (including transactions with related parties of $nil, $1,340 and $3,727, respectively)	(4,321)	(8,333)	(6,452)
Other income, net	15,523	64,962	4,112
Income/(Loss) before income tax expense	168,653	244,682	(18,666)
Income tax expense	21,583	54,055	2,493
Net income/(loss)	147,070	190,627	(21,159)
Less: Net gain/(loss) attributable to non-controlling interest shareholders	2,123	(22,157)	(17,778)
Net income/(loss) attributable to Changyou.com Limited	144,947	212,784	(3,381)
Net income/(loss)	147,070	190,627	(21,159)
Change in foreign currency translation adjustment (net of tax of nil, nil, and nil, respectively)	(66,321)	(74,904)	(2,949)
Available-for-sale securities:
Change in unrealized gain/(loss) (net of tax of nil, nil, and nil respectively)	0	(1,454)	18
Less: reclassification adjustment for net loss included in net income (net of tax of nil, nil, and nil, respectively)	0	1,436	0
Net change in unrealized gain/(loss) on available-for-sale securities, net of tax	0	(18)	18
Total Other comprehensive income	(66,321)	(74,922)	(2,931)
Comprehensive income/(loss)	80,749	115,705	(24,090)
Comprehensive income/(loss) attributable to non-controlling interest shareholders	2,127	(22,176)	(17,778)
Comprehensive income/(loss) attributable to Changyou.com Limited	78,622	137,881	(6,312)
Cost of revenues [Member]
Total share-based compensation cost included in:
Allocated share-based compensation expense	31	35	152
Product development [Member]
Total share-based compensation cost included in:
Allocated share-based compensation expense	2,881	5,475	1,069
Sales and marketing [Member]
Total share-based compensation cost included in:
Allocated share-based compensation expense	572	1,017	105
General and administrative [Member]
Total share-based compensation cost included in:
Allocated share-based compensation expense	$ 4,918	$ 8,497	$ 2,788
Ordinary shares [Member]
Available-for-sale securities:
Basic net income/(loss) per share (in US dollars per share)	$ 1.39	$ 2.03	$ (0.03)
Diluted net income/(loss) per share (in US dollars per share)	$ 1.36	$ 2.01	$ (0.03)
Weighted average number of shares outstanding, basic (in shares)	104,560	104,924	105,722
Weighted average number of shares outstanding, diluted (in shares)	106,278	105,762	105,722
ADS [Member]
Available-for-sale securities:
Basic net income/(loss) per share (in US dollars per share)	$ 2.78	$ 4.06	$ (0.06)
Diluted net income/(loss) per share (in US dollars per share)	$ 2.72	$ 4.02	$ (0.06)
Weighted average number of shares outstanding, basic (in shares)	52,280	52,462	52,861
Weighted average number of shares outstanding, diluted (in shares)	53,139	52,881	52,861